Materials, energy and consumables used (Tables)	12 Months Ended
Jun. 30, 2020
Materials, energy and consumables used
Schedule of materials, energy and consumables used
for the year ended 30 June	2020 Rm	2019 Rm	2018 Rm
Cost of raw materials	78 030	79 774	66 928
Cost of energy and other consumables used in production process	12 079	10 815	9 678
	90 109	90 589	76 606

Schedule of water reticulation commitments of Secunda Synfuels Operations
for the year ended 30 June	2020 Rm	2019 Rm
Secunda Synfuels Operations	1 386	173
Within one year One to five years	6 444	713
More than five years	31 108	1 416
	38 938	2 302